Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue by Service Type
The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Year Ended December 31,
(in thousands)	2023	2022
Services transferred at a point in time:
Flights	$303,299	$314,039
Services transferred over time:
Memberships	5,458	3,939
MRO	4,606	1,556
Fractional ownership purchase price	1,999	508

	$315,362	$320,042

Rollforward of Deferred Revenue
The following tables provide a rollforward of deferred revenue:

(in thousands)	Amount
Balance as of December 31, 2021	$32,795
Revenue recognized	(179,355)
Revenue deferred	207,162

Balance as of December 31, 2022	60,602
Revenue recognized	(185,908)
Revenue deferred	219,246

Balance as of December 31, 2023	$93,940